OTHER PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued liabilities and other payables

	As of December 31,
	2019	2020
	RMB	RMB
Supplier deposits (1)	86,132	86,759
Merchants deposits (2)	80,643	68,903
Rental fee payables	438	720
IT related service fees	22,937	2,913
Accrued professional fees	8,179	9,106
Salaries and welfare payable	94,973	60,737
Taxes payable	40,498	19,044
Accrued marketing and other operational expenses	13,963	21,576
Others	1,348	10,828

	349,111	280,586

(1)	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.
(2)
The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.